Stockholders' Equity (Details 2) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended				12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Opening balance					$ (3,618)		$ (1,408)		$ (1,408)
Proceeds from issuance of Series B Shares					2,325				1,458
Accretion of Series B Preferred Stock to redemption value		$ 33	[1]	[1]	2,001	[1]		[1]	3	[2]		[2]
Conversion of Series B Preferred Stock into Common Stock					2,553
Dividend on Series B Preferred Stock	[3]	36			177
Closing balance		568			568				(3,618)		(1,408)
Series B Preferred Stock [Member]
Opening balance					87
Proceeds from issuance of Series B Shares					2,325				1,500
Accretion of Series B Preferred Stock to redemption value					2,001
Partial exercise of Series B Preferred Stock written call option on the second date					681				1,500
Amortization of discount									84
Conversion of Series B Preferred Stock into Common Stock	[4]				(2,553)
Dividend on Series B Preferred Stock					177
Cancellation of Series B Shares in exchange for Series D Preferred Stock	[5]				(2,718)
Closing balance									$ 87

[1]	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until occurrence of redemption or conversion. These shares were cancelled as a result of the entry into the Remediation Agreement on September 24, 2018 as described below (see also Note 5).
[2]	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation (the "Certificate of Designation") under the liquidation preference right (see also Note 14).
[3]	The net loss used for the computation of basic and diluted net loss per share for three and nine months ended September 30, 2018, includes the preferred dividend requirement of 8% per share per annum for the Series B Preferred Stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation under the liquidation preference right (see also Note 5).
[4]	Under the OFI Purchase Agreement, the Series B Preferred Stock, up to the stated limits, would automatically convert to the Company's common stock on May 31, 2018. Consequently, 1,869,663 shares of Series B Preferred Stock held by OFI would have been converted into 2,965,301 shares, or 19.99% of the then 11,868,619 outstanding shares of common stock as of May 31, 2018, which is the applicable conversion date under the OFI Purchase Agreement. The then remaining 1,855,337 unconverted shares of the Series B Preferred Stock remained as mezzanine and accrued a preferred dividend until September 24, 2018, when the Series B shares were withdrawn and Series D preferred shares were issued in replacement, as described below in more details.
[5]	On September 24, 2018, the OFI Purchase Agreement was superseded by the Remediation Agreement entered into with OFI and Note Holders. Consequently, the Series B Shares have been withdrawn and Series D Shares were issued in replacement, as described below in more details.